Note 9 - Equity (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value

Outstanding and exercisable at December 31, 2017	1,305,000	$8.29	0.6	$431,200

			Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value

Outstanding at September 30, 2015	1,205,000	$8.70	1.5	$-
Granted	-	-	-	-
Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding at September 30, 2016	1,205,000	$8.70	1.5	$-
Granted	150,000	$2.50	4.0	-
Cancelled	-	-	-	-
Exercised	50,000	$0.75	2.0	-
Outstanding as of September 30, 2017	1,305,000	$8.29	0.9	$-
Vested and expected to vest at September 30, 2017	1,305,000	$8.29	0.9	$-
Exercisable at September 30, 2017	1,305,000	$8.29	0.9	$-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
			Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value

Outstanding and exercisable at September 30, 2017	10,166,000	$3.68	2.4	$-
Granted	1,400,000	$1.50	4.8
Cancelled	-
Exercised	-
Outstanding as of December 31, 2017	11,566,000	$3.42	2.4	$20,461,100
Vested and expected to vest at December 31, 2017	11,566,000	$3.42	2.4	$20,461,100
Exercisable at December 31, 2017	7,826,000	$5.50	2.2	$8,954,500

			Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value

Outstanding at September 30, 2015	2,591,000	$8.92	2.7	$-
Granted	1,750,000	2.14	3.8	$-
Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding at September 30, 2016	4,341,000	$6.19	2.1	$-
Granted	5,825,000	1.81	3.1	$-
Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding as of September 30, 2017	10,166,000	$3.68	2.4	$3,756,000
Vested and expected to vest at September 30, 2017	10,166,000	$3.68	2.4	$-
Exercisable at September 30, 2017	6,526,000	$5.18	2.0	$480,000